Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenue	$ 3,114	$ 3,127	$ 3,188	$ 3,194	$ 3,182	$ 3,081	$ 3,099	$ 3,020	$ 12,623	$ 12,382	$ 11,377
Net property and net investment in operating leases	27,871				27,641				27,871	27,641	26,838
United States
Segment Reporting Information [Line Items]
Total revenue									9,472	9,043	8,378
Net property and net investment in operating leases	24,123				24,057				24,123	24,057	23,162
Canada
Segment Reporting Information [Line Items]
Total revenue									1,323	1,315	1,193
Net property and net investment in operating leases	3,328				3,155				3,328	3,155	3,302
All Other
Segment Reporting Information [Line Items]
Total revenue									1,828	2,024	1,806
Net property and net investment in operating leases	$ 420				$ 429				$ 420	$ 429	$ 374